Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	Acadia Healthcare Company, Inc.
Entity Central Index Key	0001520697
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 1,254,000	$ 8,614,480	$ 4,489,292
Receivables, net of allowances from doubtful accounts	25,469,000	5,469,203	6,011,354
Third-party receivables			641,487
Inventory		217,906	113,164
Deposits		637,059	616,725
Deferred tax asset		573,235	353,408
Income taxes receivable		120,604
Other receivables		536,284	266,636
Prepaid expenses		771,858	708,011
Other current assets	9,634,000	18,000	14,613
Total current assets	36,357,000	16,958,629	13,214,690
Property, plant, and equipment, net	57,783,000	18,751,563	18,403,429
Goodwill	147,081,000	9,156,984	9,156,984
Intangible assets, net	18,887,000	544,419	478,594
Other assets	9,501,000
Total assets	269,609,000	45,411,595	41,253,697
LIABILITIES AND EQUITY
Accounts payable	10,984,000	833,503	1,256,537
Accrued liabilities		2,248,722	1,655,890
Accrued payroll and related expenses	12,276,000	3,069,958	2,994,535
Current portion of long-term debt	6,750,000	9,983,599	10,258,654
Current portion of accrued insurance liabilities		379,332	381,318
Third party settlements		78,396
Other current liabilities	6,394,000	1,465,917	1,030,294
Total current liabilities	36,404,000	18,059,427	17,577,228
Deferred tax liability		383,818	308,986
Long-term debt	131,375,000
Other liabilities	24,844,000	419,802	484,625
Accrued insurance liabilities, net of current portion		1,441,877	1,689,527
Total liabilities	192,623,000	20,304,924	20,060,366
Equity:
Member's equity		25,106,671	21,193,331
Common stock, $0.01 par value; 100,000,000 shares authorized; 17,633,116 issued and outstanding as of September 30, 2011	176,000
Additional paid-in capital	105,481,000
Accumulated deficit	(28,671,000)
Total equity	76,986,000
Total liabilities and member's equity	$ 269,609,000	$ 45,411,595	$ 41,253,697

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets [Abstract]
Receivable, allowance for doubtful accounts	$ 1,789	$ 1,144,000	$ 1,374,000
Common stock, par value	$ 0.01
Common stock, authorized	100,000,000
Common stock, issued	17,633,116
Common stock, outstanding	17,633,116

Condensed Consolidated Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 63,058,000	$ 15,872,000	$ 146,019,000	$ 48,344,000	$ 64,342,426	$ 51,821,294	$ 33,353,084
Salaries, wages and benefits	39,752,000	9,458,000	110,750,000	28,980,000	36,332,883	30,752,435	22,342,489
Professional fees	2,352,000	265,000	5,111,000	1,151,000	3,612,484	1,976,670	951,918
Supplies	3,406,000	1,015,000	7,665,000	2,851,000	3,708,846	2,840,830	2,076,364
Rents and leases	1,663,000	325,000	3,725,000	961,000	1,287,668	884,936	851,723
Other operating expenses	5,018,000	1,736,000	12,954,000	4,980,000	8,289,531	8,390,617	5,399,655
Provision for doubtful accounts	662,000	617,000	1,664,000	1,803,000	2,238,902	2,424,283	1,803,930
Depreciation and amortization	913,000	248,000	3,114,000	728,000	976,260	966,574	739,824
Interest expense, net	1,928,000	191,000	4,143,000	549,000	738,208	773,752	729,043
Sponsor management fees	545,000	105,000	1,135,000	105,000
Transaction-related expenses	2,233,000	91,000	10,594,000	104,000
Total expenses	58,472,000	14,051,000	160,855,000	42,212,000	57,184,782	49,010,097	34,894,946
Income (loss) from continuing operations before income taxes	4,586,000	1,821,000	(14,836,000)	6,132,000	7,157,644	2,811,197	(1,541,862)
Provision for income taxes	864,000	172,000	3,382,000	459,000	(476,546)	(53,390)	(20,000)
Income (loss) from continuing operations	3,722,000	1,649,000	(18,218,000)	5,673,000	6,681,098	2,757,807	(1,561,862)
(Loss) income from discontinued operations, net of income taxes	(599,000)	(83,000)	(765,000)	13,000	(471,121)	118,812	(155,996)
Net income (loss)	3,123,000	1,566,000	(18,983,000)	5,686,000	6,209,977	2,876,619	(1,717,858)
Unaudited proforma income tax expense					(2,448,357)
Unaudited proforma net income					$ 3,761,620
Basic earnings per share:
Income (loss) from continuing operations	$ 0.21	$ 0.09	$ (1.03)	$ 0.32	$ 0.38	$ 0.16	$ (0.09)
(Loss) income from discontinued operations	$ (0.03)		$ (0.05)		$ (0.03)		$ (0.01)
Net income (loss)	$ 0.18	$ 0.09	$ (1.08)	$ 0.32	$ 0.35	$ 0.16	$ (0.1)
Diluted earnings per share:
Income (loss) from continuing operations	$ 0.21	$ 0.09	$ (1.03)	$ 0.32	$ 0.38	$ 0.16	$ (0.09)
(Loss) income from discontinued operations	$ (0.03)		$ (0.05)		$ (0.03)		$ (0.01)
Net income (loss)	$ 0.18	$ 0.09	$ (1.08)	$ 0.32	$ 0.35	$ 0.16	$ (0.1)
Unaudited proforma net income per unit:
Basic					$ 0.21
Diluted					$ 0.21
Shares outstanding:
Basic	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116
Diluted	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116	17,633,116

Condensed Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Condensed Consolidated Statements Of Operations [Abstract]
Equity-based compensation expense	$ 19,843

Condensed Consolidated Statement Of Equity (USD $)	Member's Equity [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2007	$ 7,134,966
Contribution from Holdings	10,395,104
Other	4,500
Net loss	(1,717,858)				(1,717,858)
Balance at Dec. 31, 2008	15,816,712
Contribution from Holdings	2,500,000
Net loss	2,876,619				2,876,619
Balance at Dec. 31, 2009	21,193,331				21,193,331
Distributions	(2,296,637)
Net loss	6,209,977				6,209,977
Balance at Dec. 31, 2010	25,106,671				25,106,671
Distributions	(375,000)				(375,000)
Reclassification of management liability awards to equity awards	365,000				365,000
Contribution from Holdings	51,029,000				51,029,000
Conversion from limited liability company to corporation	(76,126,000)	176,000	85,638,000	(9,688,000)
Conversion from limited liability company to corporation, shares		17,633,116
Equity-based compensation expense			19,843,000		19,843,000
Net loss				(18,983,000)	(18,983,000)
Balance at Sep. 30, 2011		176,000	105,481,000	(28,671,000)	76,986,000
Balance at Sep. 30, 2011
Balance, Shares at Sep. 30, 2011		17,633,116

Condensed Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net (loss) income	$ (18,983,000)	$ 5,686,000	$ 6,209,977	$ 2,876,619	$ (1,717,858)
Loss (income) from discontinued operations, net of taxes	765,000	(13,000)	471,121	(118,812)	155,996
Income (loss) from continuing operations	(18,218,000)	5,673,000	6,681,098	2,757,807	(1,561,862)
Adjustments to reconcile net (loss) income to net cash provided by continuing operating activities:
Depreciation and amortization	3,114,000	728,000	976,260	996,631	739,824
Provision for bad debts	1,664,000	1,803,000	2,238,902	2,424,283	1,803,930
Amortization of debt issuance costs	684,000
Equity-based compensation expense	19,843,000
Deferred income tax expense	(109,000)	(109,000)	(144,995)
Other	(170,000)
Loss (income) from discontinued operations, net of taxes	765,000	(13,000)	471,121	(118,812)	155,996
Change in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(4,151,000)	(2,202,000)	(2,174,135)	(2,993,769)	(3,378,594)
Other current assets	(632,000)	469,000
Accounts payable	5,689,000	(303,000)
Accrued salaries and benefits	148,000	148,000	186,651	1,368,821	552,321
Other accrued expenses	544,000	(925,000)
Other liabilities	216,000	27,000
Deposits			(20,334)	(472,876)	(11,549)
Prepaid expenses and other assets			(282,016)	(111,093)	(915,255)
Income taxes receivable			(120,604)
Inventory			(104,742)	26,909	(78,355)
Third-party settlements			563,379	(657,811)	(103,828)
Accounts payable and accrued expenses			540,598	2,065,553	396,933
Related-party payable				(206,724)	186,013
Insurance reserves			(249,636)	851,680	317,435
Net cash provided by continuing operating activities	8,622,000	5,309,000	8,090,426	6,049,411	(2,052,987)
Net cash (used in) provided by discontinued operating activities	(1,053,000)	164,000	104,668	118,812	(64,920)
Net cash provided by operating activities	7,569,000	5,473,000	8,195,094	6,168,223	(2,117,907)
Investing activities:
Cash paid for acquisitions, net of cash acquired	(178,014,000)			(3,142,195)	(9,072,725)
Cash paid for capital expenditures	(6,777,000)	(647,000)	(1,495,412)	(333,864)	(351,186)
Cash paid for real estate acquisition	(2,150,000)
Other	(646,000)	(394,000)
Net cash used in continuing investing activities	(187,587,000)	(1,041,000)	(1,495,412)	(3,476,059)	(9,423,911)
Net cash used in discontinued investing activities	(230,000)	(3,000)	(2,802)	65,413	68,633
Net cash used in investing activities	(187,817,000)	(1,044,000)	(1,498,214)	(3,410,646)	(9,355,278)
Financing activities:
Borrowings on long-term debt	135,000,000				3,968,156
Net increase in revolving credit facility	6,500,000
Principal payments on long-term debt	(3,375,000)	(208,000)	(275,055)	(813,516)	(4,525,209)
Repayment of long-term debt	(9,984,000)
Payment of debt issuance costs	(5,907,000)
Contribution from Holdings	51,029,000			2,500,000	10,395,104
Distributions to equity holders	(375,000)	(2,231,000)	(2,296,637)
Other					4,500
Net cash (used in) provided by financing activities of continuing operations			(2,571,692)	1,686,484	9,842,551
Net cash provided by financing activities of discontinuing operations					(5,184)
Net cash provided by (used in) financing activities	172,888,000	(2,439,000)	(2,571,692)	1,686,484	9,837,367
Net (decrease) increase in cash and cash equivalents	(7,360,000)	1,990,000	4,125,188	4,444,061	(1,635,818)
Cash and cash equivalents at beginning of the period	8,614,480	4,489,292	4,489,292	45,231	1,681,049
Cash and cash equivalents at end of the period	1,254,000	6,479,000	8,614,480	4,489,292	45,231
Effect of acquisitions:
Assets acquired, excluding cash	213,073,000
Liabilities assumed	(35,059,000)
Cash paid for acquisitions, net of cash acquired	178,014,000			3,142,195	9,072,725
Supplemental disclosure of cash flow information
Cash paid for interest			$ 587,088	$ 534,088	$ 634,908

Description Of The Business	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Description Of The Business [Abstract]
Description Of The Business

1. Description of Business

               Acadia Healthcare Company, Inc. (hereinafter referred to as "Acadia" or the "Company") was formed in October 2005 as a limited liability company under the provisions of the Delaware Limited Liability Act (the "Act"). On May 13, 2011, the Company was converted to a C-corporation registered as Acadia Healthcare Company, Inc. Until November 1, 2011, the Company was a wholly-owned subsidiary of Acadia Healthcare Holdings, LLC (hereafter referred to as "Holdings" or the "Member"). The Company's principal business is to develop and operate inpatient psychiatric facilities, residential treatment centers, group homes, substance abuse facilities and facilities providing outpatient behavioral health services to better serve the behavioral health and recovery needs of communities throughout the United States.

1. Description of the Business

               Acadia Healthcare Company, LLC (hereinafter referred to as Acadia or the Company) was formed on October 24, 2005 as a limited liability company under the provisions of the Delaware Limited Liability Act (the Act). The Company is a wholly-owned subsidiary of Acadia Healthcare Holdings, LLC (hereafter referred to as Holdings or the Member). The Company's principal business is to develop and operate acute psychiatric hospitals (IPF), residential treatment centers (RTC) and substance abuse facilities to better serve the behavioral health and recovery needs of the communities throughout the United States.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The business of the Company is conducted through limited liability companies and C corporations, each of which is a wholly owned subsidiary of the Company. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including estimates for uncollectible patient receivables, estimates of amounts receivable and payable to third-party payors, and estimated insurance liabilities. There is a reasonable possibility that actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At times, cash and cash equivalent balances may exceed federally insured limits. The Company believes that it mitigates any risks by depositing cash and investing in cash equivalents with major financial institutions.

Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets, which are generally three to thirty years, or the term of the related lease if less than the useful life. When assets are sold or retired, the corresponding cost and accumulated depreciation are removed from the related accounts and any gain or loss is credited or charged to operations. Repair and maintenance costs are charged to expense as incurred. Depreciation expense for the years ended December 31, 2010, 2009 and 2008, was approximately $868,000, $865,000 and $708,000, respectively.

Inventory

Inventory consists of medical and other supplies and is valued at the lower of cost or market. Cost is determined using the first-in, first-out method.

Net Patient Service Revenue

Net patient service revenue is derived from services rendered to patients for inpatient psychiatric and substance abuse care, outpatient psychiatric care and adolescent residential treatment and includes revenue payable by the Medicare Program (Medicare) administered by the Center for Medicare and Medicaid Services (CMS), Medicaid Programs, commercial insurance (in network and out of network), and other payors including individual patients. Revenue is recorded at the time services are provided. Charity care is recorded as deduction to revenues for self-pay patients that the Company does not expect to be able to pay for care. Charity care deductions from revenue were $1.8 million, $1.8 million and $1.1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Patient service revenue is recorded at established billing rates less contractual adjustments. Contractual adjustments are recorded to state patient service revenue at the amount expected to be collected for the service provided based on amounts reimbursable by Medicare or Medicaid under provisions of cost or prospective reimbursement formulas or amounts due from other third-party payors at contractually determined rates.

The Company receives payments for services rendered from federal and state agencies (under the Medicare and Medicaid Programs), commercial insurance companies (in network and out of network), and other payors including individual patients. The majority of its reimbursement is from Medicare and Medicaid.

The following table presents patient service revenue by payor type as a percentage of total patient service revenue for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Medicare	23%	22%	22%
Medicaid	39	40	41
Commercial	30	33	34
Self-pay and other	8	5	3

Total	100%	100%	100%

Settlements under cost reimbursement agreements with third-party payors are estimated and recorded in the period in which the related services are rendered and are adjusted in future periods as final settlements are determined. Final determination of amounts earned under the Medicare and Medicaid programs often occurs in subsequent years because of audits by such programs, rights of appeal and the application of numerous technical provisions. In the opinion of management, adequate provision has been made for any adjustments and final settlements. However, there can be no assurance that any such adjustments and final settlements will not have a material effect on the Company's financial position or results of operations.

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations or wrongdoing. While no such regulatory inquiries have been made, compliance with such laws and regulations can be subject to future government review and interpretation, as well as significant regulatory action including fines, penalties and exclusion from the Medicare program.

Accounts Receivable and Allowance for Doubtful Accounts

The Company receives payments for services rendered from federal and state agencies (under the Medicare and Medicaid programs), commercial insurance companies (in network and out of network), and other payors including individual patients. The Company extends credit to its patients and does not require collateral. The Company does not charge interest on accounts receivable.

The Company does not believe that there are any significant concentrations of revenues from any particular payor that would subject it to any significant credit risks in the collection of its accounts receivable. Estimated provisions for doubtful accounts are recorded to the extent it is probable that a portion or all of a particular account will not be collected. In evaluating the collectibility of accounts receivable, the Company considers a number of factors, including the age of the accounts, historical collection experience, current economic conditions, and other relevant factors.

Income Taxes

Acadia was formed as a limited liability company (LLC). Some of Acadia's subsidiaries are organized as LLCs and others as C-corporations. The Company has elected, where applicable, that all such entities be taxed as flow-through entities and as such, the results of operations of the Company related to the flow-through entities are included in the income tax returns of its members. Accordingly, taxable income of the Company is the direct obligation of the Member. Management is not aware of any course of action or series of events that have occurred that might adversely affect the Company's flow-through tax status.

Some of the Company's subsidiaries are taxed as a C-corporation for federal and state income taxes as the respective subsidiary is directly liable for taxes on its separate income. A tax provision has been provided for income taxes that are the responsibility of the Company or its subsidiaries in the accompanying consolidated financial statements relating to the entities that are taxed as C-corporations and for any taxing jurisdictions that do not recognize an LLC as a flow-through entity.

Unaudited Pro Forma Income Taxes

The Company has prepared and provided pro forma disclosures in the consolidated statements of operations as if the Company's flow through entities were taxable as C-corporations for federal and state income tax purposes. The pro forma income tax expense was $2,448,357 for the year ended December 31, 2010 and is based on statutory income tax rates.

Advertising Costs

Advertising costs are expensed as incurred and approximated $210,000, $208,000 and $92,000 for the years ended December 31, 2010, 2009 and 2008.

Professional Liabilities Insurance

Loss provisions for professional liability claims are based upon independent actuarial estimates of future amounts that will be paid to claimants. These estimates include consideration of historical Company specific and general psychiatric industry claims experience, as well as future estimated claims payment patterns.

Goodwill and Other Intangible Assets

The Company has recorded assets acquired and liabilities assumed at their respective fair values. The Company recognizes specifically identifiable intangibles when a specific right or contract is acquired. Finite-lived intangible assets are amortized on a straight-line basis over the lessor of the underlying contractual or estimated useful lives.

The Company's goodwill and other indefinite-lived intangible assets are evaluated for impairment annually in its fiscal fourth quarter or more frequently if events indicate that the asset may be impaired. Such evaluation includes comparing the fair value of the asset with its carrying value. If the fair value of the goodwill and other indefinite-lived intangible asset is less than its carrying value, an impairment loss is recognized in an amount equal to the differences. During the years ended December 31, 2010 and 2009, the Company performed its annual impairment tests in the fourth quarter of 2010 and 2009, and did not incur an impairment charge.

Long-Lived Assets and Finite-Lived Intangible Assets

The carrying values of long-lived and finite lived intangible assets are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If this review indicates that the asset will not be recoverable, as determined based upon the undiscounted cash flows of the operating asset over the remaining amortization period, the carrying value of the asset will be reduced to its fair value.

Fair Values of Financial Instruments

In September 2006, FASB issued No. 157, Fair Value Measurements, or SFAS No. 157, which has been codified into Accounting Standards Codification 825 ("ASC 825"), Financial Instruments. This guidance, among other things, established a framework for measuring fair value and required supplemental disclosures about fair value measurements. The changes resulting from the application of this new accounting pronouncement primarily relate to the definition of fair value and the methods used to measure fair value. This guidance was effective for fiscal years beginning after November 15, 2007. However, the FASB subsequently deferred this guidance for one year insofar as it relates to certain non-financial assets and liabilities.

The Company adopted this guidance on January 1, 2008, except for the provisions relating to non-financial assets and liabilities that are not required or permitted to be recognized or disclosed at fair value on a recurring basis. The adoption of this guidance for financial assets and liabilities that are carried at fair value on a recurring basis did not have a material impact on our financial position or results of operations. Non-financial assets and liabilities include: (i) those items measured at fair value in goodwill impairment testing; (ii) tangible and intangible long-lived assets measured at fair value for impairment testing; and (iii) those items initially measured at fair value in a business combination. The portion of this guidance that defers the effective date for one year for certain non-financial assets and non-financial liabilities measured at fair value, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis, was implemented January 1, 2009. The adoption of this guidance did not have a material impact on our financial position or results of operations.

In July 2011, the FASB issued Accounting Standards Update ("ASU") 2011-7, "Health Care Entities" (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities. ASU 2011-7 requires healthcare organizations to present their provision for doubtful accounts related to patient service revenue as a deduction from revenue, similar to contractual discounts. In addition, all healthcare organizations will be required to provide certain disclosures designed to help users understand how contractual discounts and bad debts affect recorded revenue in both interim and annual financial statements. ASU 2011-7 is required to be applied retrospectively and is effective for public companies for fiscal years, and interim periods within those years, beginning December 15, 2011, with early adoption permitted. ASU 2011-7 is effective for the Company's fiscal year beginning October 1, 2012, and is not expected to significantly impact the Company's financial position, results of operations or cash flows, although it will change the presentation of the Company's revenues on its statements of operations, as well as requiring additional disclosures.

Financial Instruments

Accounting Standards Codification 825 ("ASC 825"), Financial Instruments (formerly Statement of Financial Accounting Standards No. 107), requires certain disclosures regarding the estimated fair values of financial instruments. The carrying value of cash and cash equivalents, net accounts receivable, accounts payable and accrued liabilities reflected in the consolidated financial statements approximate their estimated fair values due to their short-term nature.

Earnings Per Unit

Basic and diluted earnings per unit are calculated in accordance with ASC Topic 260, Earnings Per Share (formerly SFAS No. 128, Earnings Per Share) using the weighted-average units outstanding in each period, which represents the 100 units held by Holdings for all periods presented, adjusted to retroactively reflect the 100,000-for-one stock split that was effected by means of a stock dividend on May 20, 2011 and the 1.7633-for-one stock split completed on November 1, 2011.

Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board, or FASB, issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principle, which has been codified into Accounting Standards Codification 105, Generally Accepted Accounting Principles. This guidance establishes the FASB Accounting Standards Codification (the Codification) as the single source of authoritative, nongovernmental U.S. GAAP. The Codification did not change U.S. GAAP. All existing accounting standard documents were superseded and all other accounting literature not included in the Codification is considered non-authoritative. This guidance is effective for interim and annual periods ending after September 15, 2009. Accordingly, the Company has adopted this guidance for the year ended December 31, 2009. The adoption did not have a significant impact on its results of operations, cash flows or financial position.

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities—Including an amendment of FASB Statement No. 115, which has been codified into Accounting Standards Codification 820 ("ASC 820"), Financial Instruments. This guidance is effective for fiscal years beginning after November 15, 2007 and permits entities to choose to measure many financial instruments and certain other items at fair value. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Unrealized gains and losses on items for which the fair value option is elected would be reported in earnings. The Company has adopted this guidance and has elected not to measure any additional financial instruments and other items at fair value.

Acquisition Method of Accounting for Acquisitions

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141 (Revised 2007), Business Combinations, which has been codified into Accounting Standards Codification 805 ("ASC 805"). This guidance requires a number of changes, including changes in the way assets and liabilities are recognized in acquisition accounting as well as requiring the expensing of acquisition-related costs as incurred. Additionally, it provides guidance for recognizing and measuring the goodwill acquired in the business combination and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. Furthermore, this guidance requires any adjustments to acquired deferred tax assets and liabilities occurring after the related measurement period to be made through earnings for both acquisitions occurring prior and subsequent to its effective date. The Company adopted ASC 805 on January 1, 2009. Earlier adoption was prohibited. The adoption of this guidance, prospectively, may have a material effect on the Company's results of operations and financial position, to the extent that it has material acquisitions, as costs that have historically been capitalized will now be expensed, such as accounting, legal and other professional fees. Acquisition related costs are expensed as incurred and approximated $849,000 and $204,000 for the years ended December 31, 2010 and 2009, respectively.

Non-controlling Interests in Consolidated Financial Statements

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 160, Noncontrolling Interests in Consolidated Financial Statements—An Amendment of ARB No. 51, which has been codified into Accounting Standards Codification 810 ("ASC 810"), Consolidation. This guidance establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary and clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. Additionally, this guidance changes the way the consolidated income statement is presented by requiring consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent's owners and the interests of the noncontrolling owners of a subsidiary, including a reconciliation of the beginning and ending balances of the equity attributable to the parent and the noncontrolling owners and a schedule showing the effects of changes in a parent's ownership interest in a subsidiary on the equity attributable to the parent.

This guidance does not change the provisions of Accounting Research Bulletin No. 51, Consolidated Financial Statements, which has also been codified into ASC 810, Consolidation, related to consolidation purposes or consolidation policy, or the requirement that a parent consolidate all entities in which it has a controlling financial interest. This guidance does, however, amend certain of consolidation procedures to make them consistent with the requirements of ASC Topic 805 as well as to provide definitions for certain terms and to clarify some terminology. This guidance was effective on January 1, 2009 for the Company. Earlier adoption was prohibited. This guidance must be applied prospectively as of the beginning of the fiscal year in which it is initially applied, except for the presentation and disclosure requirements, which must be applied retrospectively for all periods presented. The adoption of this guidance did not have a material impact on the Company's results of operations, cash flows or financial position.

Determination of Useful Life of Intangible Assets

In April 2008, the FASB issued FASB Staff Position, or FSP No. 142-3, Determination of the Useful Life of Intangible Assets, which has been codified into Accounting Standards Codification 350 ("ASC 350"), Intangibles—Goodwill and Other. This guidance is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets, as codified into ASC 350, and the period of expected cash flows used to measure the fair value of the asset under SFAS No. 141(R), as codified into ASC 805, Business Combination, when the underlying arrangement includes renewal or extension of terms that would require substantial costs or result in a material modification to the asset upon renewal or extension. Companies estimating the useful life of a recognized intangible asset must now consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, must consider assumptions that market participants would use about renewal or extension as adjusted for ASC 350's entity-specific factors. This guidance is effective for the Company beginning January 1, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company.

Convertible Debt Instruments

In May 2008, the FASB issued FSP, No. APB 14-1, Accounting for Convertible Debt Instruments That May Be Settled in Cash upon Conversion (Including Partial Cash Settlement), which has been codified into Accounting Standards Codification 470 ("ASC 470"), Debt. This guidance specifies that issuers of certain convertible debt instruments must separately account for the liability and equity components thereof and reflect interest expense at the entity's market rate of borrowing for non-convertible debt instruments. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. Early adoption was not permitted. This guidance requires retrospective application to all periods presented in the annual financial statements for the period of adoption and where applicable instruments were outstanding during an earlier period. The cumulative effect of the change in accounting principle on periods prior to those presented shall be recognized as of the beginning of the first period presented. An offsetting adjustment shall be made to the opening balance of retained earnings for that period, presented separately. The adoption of this guidance did not have a material impact on the Company's results of operations, cash flows or financial position.

Fair Value Measurements

In April 2009, the FASB issued FSP No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, which has been codified into ASC 820, Fair Value Measurements and Disclosures. This guidance provides additional direction for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. This guidance also includes direction on identifying circumstances that indicate a transaction is not orderly. This guidance emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction, not a forced liquidation or distressed sale, between market participants at the measurement date under current market conditions. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, and is applied prospectively. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Subsequent Events

In May 2009, the FASB issued SFAS No. 165, Subsequent Events, which has been codified into Accounting Standards Codification 855 ("ASC 855"). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. The Company adopted this guidance for the year ended December 31, 2009.

Recent Accounting Guidance Not Yet Adopted

In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers. Additionally, the guidance requires a roll forward of activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance became effective for the Company with the reporting period beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which became effective with the reporting period beginning January 1, 2011. This new guidance will not have a material impact on the consolidated financial statements.

In October 2009, the FASB issued guidance on revenue recognition that became effective for the Company beginning January 1, 2011, with earlier adoption permitted. Under the new guidance on arrangements that include software elements, tangible products that have software components that are essential to the functionality of the tangible product will no longer be within the scope of the software revenue recognition guidance, and software-enabled products will now be subject to other relevant revenue recognition guidance. Additionally, the FASB issued guidance on revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. Under the new guidance, when vendor specific objective evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration using the relative selling price method. The new guidance includes new disclosure requirements on how the application of the relative selling price method affects the timing and amount of revenue recognition. The adoption of this new guidance will not have a material impact on the consolidated financial statements.

In June 2009, the FASB issued guidance on the consolidation of variable interest entities, which is effective for the Company beginning January 1, 2011. The new guidance requires revised evaluations of whether entities represent variable interest entities, ongoing assessments of control over such entities, and additional disclosures for variable interests. The adoption of this new guidance will not have a material impact on the consolidated financial statements.

The Company has reviewed other recently issued accounting pronouncements and believes none will have any material impact on the consolidated financial statements.

Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions

4. Acquisitions

          On April 1, 2011, the Company acquired all of the equity interests of Youth and Family Centered Services, Inc. ("YFCS"). YFCS operates 13 behavioral health facilities across the United States. The preliminary value of the total consideration is approximately $178 million. The qualitative factors comprising goodwill include efficiencies derived through synergies expected by the elimination of certain redundant corporate functions and expenses, the ability to leverage call center referrals to a broader provider base, coordination of services provided across the combined network of facilities, achievement of operating efficiencies by benchmarking performance and applying best practices throughout the combined company. Approximately $26.5 million of the goodwill associated with the YFCS acquisition is deductible for federal income tax purposes.

The preliminary fair values of assets acquired and liabilities assumed at the acquisition date, which are subject to revision as more detailed analysis is completed and additional information related to the fair value of intangible assets and other assets acquired and liabilities assumed becomes available, are as follows (in thousands):

Cash	$33
Accounts receivable	17,606
Prepaid expenses and other current assets	2,327
Deferred tax asset—current	1,935
Property and equipment	31,641
Goodwill	137,924
Intangible assets	19,421
Other long-term assets	2,219

Total assets acquired	213,106
Accounts payable	3,028
Accrued salaries and benefits	8,878
Other accrued expenses	2,952
Deferred tax liability – long-term	18,691
Other long-term liabilities	1,510

Total liabilities assumed	35,059

Net assets acquired	$178,047

Transaction-related expenses of $2.2 million and $10.6 million for the three and nine months ended September 30, 2011, respectively, relate to the acquisition of YFCS and the merger with PHC. Transaction-related expenses include $1.4 million related to severance costs for YFCS employees not retained by the Company. Additionally, the Company assumed an obligation of YFCS to make certain change-of-control payments of $2.2 million to certain executives of YFCS pursuant to pre-existing employment agreements. The total severance liability decreased to $2.1 million as of September 30, 2011 as a result of $1.5 million of payments made during the period from the acquisition date to September 30, 2011.

Pro Forma Information

The consolidated statement of operations for the nine months ended September 30, 2011 includes revenue of $92.4 million and income from continuing operations before income taxes of $7.8 million for YFCS relating to the period from April 1, 2011 to September 30, 2011. The following table provides certain pro forma financial information for the Company as if the YFCS acquisition occurred as of January 1, 2010 (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2011	2010
Revenue	$191,705	$186,125
Income (loss) from continuing operations, before income taxes	$(11,312)	$22,381

3. Acquisitions

2008 Acquisition

           On September 15, 2008, the Company acquired certain assets of RiverWoods Psychiatric Center, a psychiatric hospital in Atlanta, Georgia (Atlanta). The gross purchase price was approximately $8,700,000 plus transaction costs of approximately $419,000. Assets acquired included real property, personal property and intangible assets such as noncompete agreements, Medicare licenses and a certificate of need.

The total purchase price of the 2008 acquisition has been allocated to the assets acquired with the advice of an independent valuation firm. The purchase price allocation was as follows:

2008
ATLANTA
Fair value of assets acquired, excluding cash:
Land	$820,000
Land improvements	110,000
Property, plant, and equipment	7,211,000
Furniture	111,700
Identifiable intangible assets	200,000
Goodwill	666,745

Total assets acquired	$9,119,445

2009 Acquisitions

On March 5, 2009, the Company acquired certain assets of Acadiana Addiction Center, LLC, a substance abuse treatment center in Lafayette, Louisiana (Acadiana). The gross purchase price was approximately $2,600,000 and cash received was approximately $400,000 for a net purchase price of approximately $2,200,000. In addition the Company may have to pay an additional $949,000 (earn-out payments) if certain earnings levels are achieved during the first three years. The estimated the fair value of earn-out payments at the date of the acquisition was approximately $713,000 based upon expected earnings of Acadiana. The Company incurred transaction costs of approximately $63,000, which were expensed as incurred. Assets acquired included personal property and intangible assets such as noncompete agreements and a trade name.

The estimated fair value of the earn-out payments and intangible assets acquired were determined by management with the advice of an independent valuation firm. The fair values of assets acquired at the acquisition date were as follows:

2009
ACADIANA
Fair value of assets acquired, excluding cash:
Vehicles	$39,815
Goodwill	2,746,982
Identifiable intangible assets	175,000

Total assets acquired	$2,961,797

On November 2, 2009, the Company acquired certain assets from Parkwest Medical Center related to its residential mental health treatment program in Louisville, Tennessee (The Village). The purchase price was approximately $10. The Company incurred transaction costs of approximately $41,000, which were expensed as incurred. Assets acquired included personal property. The fair values of assets acquired at the acquisition date were as follows:

2009
THE VILLAGE
Fair value of assets acquired, excluding cash:
Vehicles	$40,980
Property, plant and equipment	59,005

Total assets acquired	$99,985

As the fair value of the consideration transferred was less than the fair value of the net assets acquired, in accordance with Accounting Standards Codification 805 (ASC 805), Business Combinations, the Company has accounted for the acquisition of The Village as a "Bargain Purchase" and has recorded a gain of approximately $99,985 for the year ended December 31, 2009 which is reflected in other gains in the consolidated statements of operations.

2011 Acquisition

On April 1, 2011, the Company acquired 100 percent of the equity interests of Youth and Family Centered Services, Inc. (YFCS). YFCS operates 13 behavioral health facilities across the United States. The preliminary value of the total consideration transferred is approximately $178.0 million, which represents the cash consideration paid at closing of $178.1 million less a working capital settlement of $0.1 million. The qualitative factors comprising goodwill include efficiencies derived through synergies expected by the elimination of certain redundant corporate functions and expenses, the ability to leverage call center referrals to a broader provider base, coordination of services provided across the combined network of facilities, achievement of operating efficiencies by benchmarking performance and applying best practices throughout the combined company.

Approximately $26.5 million of the goodwill associated with the YFCS acquisition is deductible for federal income tax purposes.

The preliminary fair values of assets acquired and liabilities assumed at the acquisition date, which are subject to revision as more detailed analysis is completed and additional information related to the fair value of property and equipment and other assets acquired and liabilities assumed becomes available, are as follows (in thousands):

Cash	$33
Accounts receivable	17,606
Prepaid expenses and other current assets	2,327
Deferred tax asset-current	1,935
Property and equipment	31,911
Goodwill	137,654
Intangible assets	19,421
Other long-term assets	2,219

Total assets acquired	213,106
Accounts payable	3,028
Accrued salaries and benefits	8,878
Other accrued expenses	2,952
Deferred tax liability—long-term	18,691
Other long-term liabilities	1,510

Total liabilities assumed	35,059

Net assets acquired	$178,047

To assist in financing the acquisition of YFCS, the Company entered into a new credit facility consisting of a term loan of $135,000,000 and a revolving credit facility of $30,000,000. On April 1, 2011, $10,000,000 was drawn on the revolving credit facility as part of the funding of the YFCS acquisition. Also in connection with the YFCS acquisition, the Company received approximately $52,544,000 as equity investment from Holdings.

Pro Forma Information

The consolidated statements of operations include the following net patient service revenue and income from continuing operations, before income taxes, for Atlanta, Acadiana and The Village for the periods denoted below:

	NET PATIENT SERVICE REVENUE	INCOME (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES
Atlanta actual from September 15, 2008 to December 31, 2008	$2,311,255	$(4,929)
Acadiana actual from March 5, 2009 to December 31, 2009	$2,646,957	$471,788
The Village actual from November 2, 2009 to December 31, 2009	$999,724	$(146,125)

The following table provides certain pro forma financial information for the Company as if the Atlanta, Acadiana and The Village acquisitions described above occurred as of January 1, 2008 and as if the YFCS acquisition described above occurred as of January 1, 2010:

	YEAR ENDED DECEMBER 31,
	2010	2009	2008
Net patient service revenue	$248,728,426	$56,546,150	$47,249,190

Income (loss) from continuing operations, before income taxes	$4,443,644	$1,057,711	$(2,272,996)

Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations

7. Discontinued Operations

          GAAP requires that all components of an entity that have been disposed of (by sale, by abandonment or in a distribution to owners) or are held for sale and whose cash flows can be clearly distinguished from the rest of the entity be presented as discontinued operations. In 2010, the Company ceased operations of its facility located in Hilo, Hawaii. Additionally, as part of the acquisition of YFCS on April 1, 2011, the Company acquired a facility located in Tampa Bay, Florida that was classified as discontinued operations during 2010. The results of operations of these facilities have been reported as discontinued operations in the accompanying condensed consolidated financial statements.

A summary of results from discontinued operations is as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER,		NINE MONTHS ENDED SEPTEMBER 30,
	2011	2010	2011	2010
Revenue	$—	$533	$50	$1,920

Net (loss) income from discontinued operations	$(599)	$(83)	$(765)	$13

4. Discontinued Operations

         On November 10, 2007, the Company terminated its lease of the real property related to Longview with the landlord in exchange for a cash settlement payment of approximately $220,000 and assignment of and transfer of all fixed assets on the premises which had a net book value of approximately $474,000. The results of operations of Acadia Hospital Longview, LLC have been reported as discontinued operations in the accompanying consolidated statements of operations. In connection with the disposal of Acadia Hospital Longview, LLC, the Company incurred a loss on the disposal of approximately $2,019,000, which included the write-off of approximately $1,717,000 in goodwill in 2007. A loss of approximately $30,000 was recorded for the year ended December 31, 2008 in connection with the closure of this location.

On October 21, 2010 the Company ceased operations at the facility located in Hilo, Hawaii. The facility operating lease was terminated effective January 8, 2011. All remaining assets were disposed of with the exception of a vehicle, which was transferred to an affiliate. The results of operations of Kids Behavioral Health of Hawaii, LLC have been reported as discontinued operations in the accompanying consolidated statements of operations.

A summary of discontinued operations for the years ended December 31, 2010, 2009 and 2008, is as follows:

	2010	2009	2008

Net patient service revenue	$2,010,867	$3,209,814	$3,187,607

Net (loss) gain from discontinued operations	$(471,121)	$118,812	$(155,996)

Formation And Member's Equity	12 Months Ended
Dec. 31, 2010
Formation And Member's Equity [Abstract]
Formation And Member's Equity

5. Formation and Member's Equity

        The equity balances and activity of Holdings are as follows for the years ended December 31, 2010, 2009 and 2008:

	CLASS A PREFERRED UNITS		CLASS B PREFERRED UNITS		CLASS A COMMON UNITS		CLASS B COMMON UNITS		ACCUMULATED DEFICIT
	UNITS	AMOUNTS	UNITS	AMOUNT	UNITS	AMOUNT	UNITS	AMOUNT		TOTAL
Balance at December 31, 2007	202,950	$26,304,546	—	$—	200,500	$200,500	—	$—	$(19,370,080)	$7,134,966
Capital contributions	—	10,395,104	—	—	—	—	—	—	—	10,395,104
Accrued preferred unit return	—	3,112,542	—	—	—	—	—	—	(3,112,542)	—
Other	—	—	—	—	4,500	4,500	—	—	—	4,500
Net loss	—	—	—	—	—	—	—	—	(1,717,858)	(1,717,858)

Balance at December 31, 2008	202,950	39,812,192	—	—	205,000	205,000	—	—	(24,200,480)	15,816,712
Capital contributions	—	2,500,000	—	—	—	—	—	—	—	2,500,000
Accrued preferred unit return	—	4,346,800	—	—	—	—	—	—	(4,346,800)	—
Other	247,005	(111,106)	—	—	249,500	(2,000)	—	—	113,106	—
Net income	—	—	—	—	—	—	—	—	2,876,619	2,876,619

Balance at December 31, 2009	449,955	46,547,886	—	—	454,500	203,000	—	—	(25,557,555)	21,193,331
Distributions	(1,980)	(2,296,637)	—	—	(2,000)	—	—	—	—	(2,296,637)
Accrued preferred unit return	—	4,851,643	—	—	—	—	—	—	(4,851,643)	—
Net income	—	—	—	—	—	—	—	—	6,209,977	6,209,977

Balance at December 31, 2010	447,975	$49,102,892	—	$—	452,500	$203,000	—	$—	$(24,199,221)	$25,106,671

The terms of the formation of Holdings were specified by its limited liability company agreement (the Agreement). The Agreement provided for the issuance of membership units comprised of Preferred Units, Class A Units, Class B Units, and Class C Units. In August 2009, the Agreement was amended and revised (the Amended Agreement). Under the Amended Agreement: Preferred Units were reauthorized as Class A Preferred Units; Class A Units were reauthorized as Class A Common Units; Class B Units were reauthorized as Class B Common Units; Class B Preferred Units were authorized and Class C Units were no longer authorized.

Each holder of Class A Common Units is entitled to one vote per unit. Class A Preferred, Class B Preferred and Class B Common Units are not accorded voting rights. Except as otherwise specifically provided in the Agreement, the liability of the members is generally limited to their initial capital contributions. Holdings and the Company will continue indefinitely unless dissolved by a vote of the Board of Managers, a liquidation, dissolution, or winding up of Holdings or the Company, or judicial dissolution in accordance with the Act. The death, retirement, expulsion, withdrawal, bankruptcy, or dissolution of any member will not cause the dissolution of Holdings or the Company.

The affairs and the business of Holdings and the Company are managed by a Board of Managers, except in instances where the approval of the members is expressly required by law. The Board of Managers is comprised of six managers.

Three managers, including the Chairman of the Board of Managers, are designated by the Majority Holder of the Preferred Class A Units and the Class A Common Units (Majority Holder).

Acadia's Chief Executive Officer (CEO) also serves as a manager and the remaining two managers are outside managers with significant industry experience designated by the Majority Holder with the approval of the CEO.

Members holding Preferred Class A Units hold certain preferences in the event the Company is liquidated and are entitled to an annual return of 10% on the Preferred Class A capital balance plus any unpaid preferred returns from previous periods. Cumulative accrued returns approximated $14,511,000, $9,679,000 and $5,312,000 at December 31, 2010,a 2009 and 2008, respectively.

Approximately 1,000 Class B Preferred Units, 3,650 Class A Common Units and 25,000 Class B Common Units have been reserved for issuance to certain employees of Holdings as of December 31, 2010. The Class B Preferred Units and Class B Common Units vest upon a qualified change in control (as defined in the Amended Agreement) of the Holdings.

On August 31, 2009, the Company issued 247,005 and 249,500 Class A Preferred Units and Class A Common Units, respectively, to the Majority Holders in exchange for an aggregate commitment to contribute capital of $24,950,000.

On January 4, 2010, certain members of senior management of the Company purchased 3,650 Class A Preferred Units and 3,650 Class A Common Units. The Company loaned the members of management the funds necessary to purchase these units pursuant to a three year recourse secured note bearing interest at 8% annually. Since these units contain certain repurchase provisions, they are accounted for as liability awards. The Company also issued 1,000 Class B Preferred Units and 19,000 Class B Common Units to senior management which only vest upon the occurrence of a certain qualified change in control. Accordingly, at December 31, 2010 none of the Class B Preferred Units and none of the Class B Common Units held by management were vested. The fair value of management's Class A Preferred Units and Class A Common Units at December 31, 2010 was approximately $607,000. The fair value of management's Class B Preferred Units and Class B Common Units at December 31, 2010 was approximately $5,907,000. There were no cancellations and no forfeitures on: (1) the Class A Preferred Units; (2) the Class A Common Units; (3) the Class B Preferred Units; and (4) the Class B Common Units. On April 1, 2011, in connection with the merger with YFCS, the vesting of the Class B Preferred Units and Class B Common Units was accelerated. The Class A Preferred Units, Class A Common Units, Class B Preferred Units, and Class B Common Units were exchanged for 5,650 new Class A units, 5,650 new Class B units, and $861,758 in cash. As a result, the Company recognized approximately $6,146,000 of share based compensation on April 1, 2011.

Members of Holdings made contributions of $2,500,000 and $10,395,000 during the years ended December 31, 2009 and 2008, respectively. No contributions were made by members during the year ended December 31, 2010.

Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2010
Concentrations Of Credit Risk [Abstract]
Concentrations Of Credit Risk

6. Concentrations of Credit Risk

      Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of patient accounts receivable. Should government agencies suspend or significantly reduce contributions to the Centers for Medicare and Medicaid Services (CMS) program, the Company's ability to collect on its receivables would be adversely affected. The Company's exposure to credit risk with respect to its remaining receivables is limited due to the large number of payors and their geographic dispersion.

The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. Acadia has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Property And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property And Equipment [Abstract]
Property And Equipment

6. Property and Equipment

     Property and equipment consists of the following as of September 30, 2011 and December 31, 2010 (in thousands):

	SEPTEMBER 30, 2011	DECEMBER 31, 2010
Land	$11,164	$3,254
Building and improvements	40,691	15,606
Equipment	6,087	2,626
Construction in progress	4,871	589

	62,813	22,075
Accumulated depreciation	(5,030)	(3,323)

	$57,783	$18,752

7. Property and Equipment

     Property and equipment consists of the following at December 31, 2010 and 2009:

	2010	2009
Land	$3,254,130	$3,253,180
Building and improvements	14,914,201	14,742,343
Leasehold improvements	691,900	508,299
Equipment	1,783,458	1,502,800
Furniture and fixtures	842,865	684,268

	21,486,554	20,690,890
Accumulated depreciation and amortization	(3,323,315)	(2,359,636)
Construction in progress	588,324	72,176

	$18,751,563	$18,403,429

Goodwill And Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

5. Goodwill and Other Intangible Assets

     The following table summarizes changes in goodwill for the nine months ended September 30, 2011 (in thousands):

Balance at January 1, 2011	$9,157
YFCS acquisition	137,924

Balance at September 30, 2011	$147,081

Other identifiable intangible assets and related accumulated amortization consist of the following as of September 30, 2011 and December 31, 2010 (in thousands):

	GROSS CARRYING AMOUNT		ACCUMULATED AMORTIZATION
	SEPTEMBER 30, 2011	DECEMBER 31, 2010	SEPTEMBER 30, 2011	DECEMBER 31, 2010
Intangible assets subject to amortization:
Trademarks	$85	$85	$(73)	$(64)
Patient-related intangible assets	1,200	—	(1,200)	—
Non-compete agreements	588	266	(403)	(207)

	1,873	351	(1,676)	(271)
Intangible assets not subject to amortization:
Licenses and accreditations	8,329	129	—	—
Certificates of need	10,361	335	—	—

	18,690	464	—	—

Total	$20,563	$815	$(1,676)	$(271)

In connection with the YFCS acquisition, the Company acquired $19.4 million of intangible assets consisting of patient-related intangible assets of $1.2 million, non-compete agreements of $0.3 million, licenses and accreditations of $8.2 million and certificates of need of $9.7 million. The intangible assets acquired from YFCS have been recorded at preliminary estimates of fair value that are subject to change upon completion of the Company's valuation analyses. The patient-related intangible assets, which represent the value associated with the patients admitted to the YFCS facilities as of the acquisition date, have been amortized over the estimated three-month average term in which the existing patients will be discharged. The YFCS non-compete agreements are being amortized on a straight-line basis over the one-year term of the agreements.

Amortization expense for intangible assets during the three and nine months ended September 30, 2011 was approximately $0.1 million and $1.4 million, respectively, compared to $0 and $0.1 million for the three and nine months ended September 30, 2010, respectively. Amortization is computed using the straight-line method over the estimated useful life of the respective asset. The Company's licenses and accreditations and certificates of need intangible assets have indefinite lives and are therefore not subject to amortization.

8. Goodwill and Other Intangible Assets

     The following is a rollforward of the Company's goodwill as of December 31, 2010 and 2009.

	2010	2009
Beginning balance	$9,156,984	$6,395,002
Additions through acquisitions	—	2,761,982

Ending balance	$9,156,984	$9,156,984

The Company has no accumulated impairment related to its goodwill as of December 31, 2010, 2009 and 2008.

Other identifiable intangible assets and related accumulated amortization consists of the following as of December 31, 2010 and 2009.

	2010	2009
Intangible assets subject to amortization:
Cost:
Trademarks	$85,000	$85,000
Noncompete	266,000	285,000

	351,000	370,000
Less accumulated amortization	(270,800)	(175,406)

	80,200	194,594
Intangible assets not subject to amortization:
Medicare licenses	128,922	134,000
Certificate of Need	335,297	150,000

	464,219	284,000

Intangible assets, net	$544,419	$478,594

Amortization is computed using the straight-line method over the estimated useful life of the respective asset. The Company's Medicare licenses and their Certificate of Need have indefinite lives and are therefore also not subject to amortization.

The weighted average amortization period for intangible assets subject to amortization are as followings (in years):

Trademarks	5.0
Noncompete	3.4
Total weighted average	3.8

Amortization of intangible assets totaled $108,534, $101,867, and $31,867 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company expects future amortization expense resulting from other intangible assets at December 31, 2010, as follows:

2011	$50,617
2012	23,333
2013	5,000
2014	1,250

$80,200

Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt [Abstract]
Debt

8. Long-Term Debt

          Long-term debt consists of the following (in thousands):

	SEPTEMBER 30, 2011	DECEMBER 31, 2010
Senior Secured Credit Facility:
Senior Secured Term Loans	$131,625	$—
Senior Secured Revolving Line of Credit	6,500	—
Secured Promissory Notes	—	9,984

	138,125	9,984
Less: current portion	(6,750)	(9,984)

Long-term debt	$131,375	$—

Senior Secured Credit Facility

On April 1, 2011, the Company entered into a senior secured credit facility (the "Senior Secured Credit Facility") administered by Bank of America, N.A. and providing $135.0 million of term loans and a revolving credit facility of $30.0 million. The term loans require quarterly principal payments of $1.7 million for June 30, 2011 to March 31, 2013, $3.4 million for June 30, 2013 to March 31, 2014, $4.2 million for June 30, 2014 to March 31, 2015, and $5.1 million for June 30, 2015 to December 31, 2015, with the remaining principal balance due on the maturity date of April 1, 2016. As of September 30, 2011, the Company had $23.1 million of availability under its revolving line of credit, which reflects the total revolving credit facility of $30.0 million less borrowings of $6.5 million and an undrawn letter of credit of $0.4 million.

Borrowings under the Senior Secured Credit Facility are guaranteed by each of the Company's domestic subsidiaries and are secured by a lien on substantially all of the assets of the Company and its domestic subsidiaries. Borrowings under the Senior Secured Credit Facility bear interest at a rate tied to the Company's Consolidated Leverage Ratio (defined as Consolidated Funded Indebtedness to Consolidated EBITDA, in each case as defined in the credit agreement governing the Senior Secured Credit Facility). The Applicable Rate as defined in the credit agreement governing the Senior Secured Credit Facility for borrowings under the Senior Secured Credit Facility was 4.0% and 3.0% for Eurodollar Rate Loans and Base Rate Loans, respectively, as of September 30, 2011. Eurodollar Rate Loans bear interest at the Applicable Rate plus the Eurodollar Rate (based upon the British Bankers Association LIBOR Rate prior to commencement of the interest rate period). Base Rate Loans bear interest at the Applicable Rate plus the highest of (i) the federal funds rate plus 0.5%, (ii) the prime rate and (iii) the Eurodollar rate plus 1.0%. As of September 30, 2011, borrowings under the Senior Secured Credit Facility bore interest at 4.2%. In addition, the Company is required to pay a commitment fee on undrawn amounts under the revolving line of credit. As of September 30, 2011, undrawn amounts bore interest at a rate of 0.5%.

Acadia amended its Senior Secured Credit Facility on July 12, 2011 to permit the Company to incur indebtedness so long as certain conditions regarding such indebtedness are satisfied. The amendment became effective on November 1, 2011 upon the consummation of the PHC merger and the issuance of $150.0 million of 12.875% Senior Notes due 2018 ("Senior Notes"), as described in Note 2. The Senior Notes were issued at a discount of $2.5 million.

The Company is subject to customary affirmative and negative covenants under the Senior Secured Credit Facility and the indenture governing the Senior Notes, including restrictions on liens, investments, indebtedness and dividends, and Acadia is subject to specified financial covenants, including a maximum Consolidated Leverage Ratio covenant and a minimum Consolidated Fixed Charge Coverage Ratio (as defined in the credit agreement). As of September 30, 2011, the Company was in compliance with such covenants.

The Company capitalized approximately $5.9 million of debt issuance costs during the nine months ended September 30, 2011 associated with the Senior Secured Credit Facility.

Secured Promissory Notes

The Secured Promissory Notes were repaid on April 1, 2011.

9. Debt

         At December 31, 2010 and 2009, notes payable consist of the following:

	2010	2009
Secured Promissory note (secured by the physical assets of Acadia) with interest payments due monthly for the first 12 months and interest and principal payments thereafter with the total outstanding amount due on December 31, 2010 (see below), bearing interest at a variable rate	$6,515,443	$6,790,498
Secured Promissory note (secured by the assets of Acadia) with interest payments due on a monthly basis and principal and all remaining interest due December 31, 2010 (see below), bearing interest at a variable rate	3,468,156	3,468,156
Unsecured Promissory notes from the Majority Holder with all principal and interest payments due on April 6, 2009, bearing interest at a fixed rate of 12%	—	—

	9,983,599	10,258,654
Less current portion	9,983,599	10,258,654

	$—	$—

The estimated fair value of debt approximates the carrying amount of $9,983,599 and $10,258,654 at December 31, 2010 and 2009 respectively, due to the short term nature of the debt. The Secured Promissory notes that matured on December 31, 2010 were extended for an additional term on January 27, 2011 and were repaid on April 1, 2011.

Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies[Abstract]
Commitments And Contingencies

14. Commitments and Contingencies

         The Company is, from time to time, subject to various claims and legal actions that arise in the ordinary course of our business, including claims for damages for personal injuries, medical malpractice, breach of contract, business tort and employment related claims. In these actions, plaintiffs request a variety of damages, including, in some instances, punitive and other types of damages that may not be covered by insurance. In the opinion of management, the Company is not currently a party to any proceeding that would individually or in the aggregate have a material adverse effect on our business, financial condition or results of operations.

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations or wrongdoing. While no such regulatory inquiries have been made, compliance with such laws and regulations can be subject to future government review and interpretation, as well as significant regulatory action including fines, penalties and exclusion from the Medicare program.

Settlements under cost reimbursement agreements with third-party payors are estimated and recorded in the period in which the related services are rendered and are adjusted in future periods as final settlements are determined. Final determination of amounts earned under the Medicare and Medicaid programs often occurs in subsequent years because of audits by such programs, rights of appeal and the application of numerous technical provisions. In the opinion of management, adequate provision has been made for any adjustments and final settlements. However, there can be no assurance that any such adjustments and final settlements will not have a material effect on the Company's financial position or results of operations.

10. Commitments and Contingencies

Leases

       The Company is obligated under certain operating leases to rent space for its IPF and RTC facilities and other office space. The terms of the leases range from five to ten years, with optional renewal periods. The Company's building lease for Lafayette contains a fair market value purchase option exercisable under certain conditions during the lease terms.

Aggregate minimum lease payments under noncancelable operating leases with original or remaining lease terms in excess of one year are as follows:

Year ended December 31,
2011	$1,027,274
2012	1,062,025
2013	1,040,907
2014	965,827
2015 Thereafter	925,505
Thereafter	1,758,118

Total minimum rental obligations	$6,779,656

For the years ended December 31, 2010, 2009 and 2008, the Company incurred rental expense, in the aggregate, under all of its operating leases of approximately $1,287,668, $884,936 and $851,723, respectively.

Insurance

Prior to July 1, 2009, the Company maintained commercial insurance coverage on an occurrence basis for workers' compensation claims with no deductible. Effective July 1, 2009, the Company maintains commercial insurance coverage on an occurrence basis with a $250,000 deductible per claim and $1 million per claim limit. The Company maintains commercial insurance coverage on a claims-made basis for general and professional liability claims with a $50,000 deductible and $1 million per claim limit and an aggregate limit of $3 million with excess umbrella coverage for an additional $7 million.

The accrued insurance liabilities included in the accompanying consolidated balance sheets include estimates of the ultimate costs for both reported claims and claims incurred but not reported through December 31, 2010. In the opinion of management, adequate provision has been made for losses that may occur from the asserted and unasserted claims.

The healthcare industry in general continues to experience an increase in the frequency and severity of litigation and claims. As is typical in the healthcare industry, the Company could be subject to claims that its services have resulted in patient injury or other adverse effects. In addition, resident, visitor and employee injuries could also subject the Company to the risk of litigation. While the Company believes that quality care is provided to patients in its facilities and that it materially complies with all applicable regulatory requirements, an adverse determination in a legal proceeding or government investigation could have a material adverse effect on the Company's financial condition.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2010
Employee Benefit Plan [Abstract]
Employee Benefit Plan

11. Employee Benefit Plan

        The Company maintains a qualified defined contribution 401(k) plan covering substantially all of its employees. The Company may, at its discretion, make contributions to the plan. For the years ended December 31, 2010, 2009 and 2008, the Company contributed approximately $102,000, 89,000 and 105,000, respectively, to the 401(k) plan.

Related-Party Transactions	12 Months Ended
Dec. 31, 2010
Related-Party Transactions [Abstract]
Related-Party Transactions

12. Related-Party Transactions

            Under the terms of the Agreement, the Majority Holder is entitled to receive advisory, financing, and transaction fees for services rendered to the Company.

Advisory fees represent management consulting services rendered to the Company and totaled $550,000, $500,000, and $450,000, for the years ended December 31, 2010, 2009 and 2008, respectively.

Financing fees represent services rendered in assisting the Company with negotiating, arranging and structuring certain financing transactions. The Majority Holder was entitled to Financing Fees of $0, $0 and $10,000 for the years ended December 31, 2010, 2009 and 2008, respectively. The Majority Holder was also entitled to a transaction fee of approximately $1 million upon the date of its initial contribution to the Company and an additional $1 million payment upon the date of the amended and restated LLC Agreement. The Majority Holder was entitled to a restructuring fee of $480,000 upon the date of the amended and restated LLC Agreement. The Majority Holder has irrevocably waived payment of any advisory, financing, transaction and restructuring fees from inception of the Company through December 31, 2010 (the Waived Fees). These Waived Fees are subject to a 10% return until paid. Aggregate cumulative Waived Fees approximated $6,590,000 and $5,433,000 as of December 31, 2010 and 2009, respectively.

Through December 31, 2009, Acadia contracted for certain services (the Purchased Services) from Regency Hospital Company, LLC (Regency), a company in which the Majority Holder previously held a majority of the membership units. Fees incurred for the Purchased Services provided by Regency were based upon time and materials incurred for providing the service. For the years ended December 31, 2009 and 2008, Purchased Services fees approximated $19,000 and $189,000.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

            Acadia was formed as a limited liability company (LLC) that is taxed as a partnership for federal and state income tax purposes. Some of Acadia's subsidiaries are organized as LLCs and others as corporations. Prior to April 1, 2011, the Company and its subsidiary LLCs were taxed as flow-through entities and as such, the results of operations of the Company related to the flow-through entities were included in the income tax returns of its members. On April 1, 2011, the Company and its wholly-owned LLC subsidiaries elected to be taxed as a corporation for federal and state income tax purposes, and, therefore, henceforth income taxes are the obligation of the Company.

Management is not aware of any course of action or series of events that have occurred that might adversely affect the Company's flow-through tax status for periods prior to April 1, 2011.

The Company has made tax payments of $2.3 million for both the three and nine months ended September 30, 2011.

The Company's provision for income taxes for continuing operations of $0.9 million and $3.4 million for the three and nine months ended September 30, 2011, respectively, consists of (a) current and deferred tax expense on the respective periods' operating results and (b), the recognition of deferred tax expense attributable to the change in federal and state tax status of the Company and its wholly-owned LLC subsidiaries, in accordance with ASC 740 on April 1, 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Current deferred tax assets are included in other current assets and non-current deferred tax liabilities are included in other liabilities on the Company's condensed consolidated balance sheets. Deferred tax assets and liabilities of the Company at September 30, 2011 and December 31, 2010 are as follows:

	SEPTEMBER 30, 2011	DECEMBER 31, 2010
Net operating losses and tax credit carryforwards - federal and state	$1,890	$691
Intangibles	—	44
Fixed asset basis difference	2,160	—
Prepaid items	—	57
Bad debt allowance	71	6
Accrued compensation and severance	1,659	74
Accrued expenses	1,276	376
Insurance reserves	309	315
Other assets	94	21
Valuation allowance	(898)	(447)

Total deferred tax assets	6,561	1,137
Fixed asset basis difference	(626)	(947)
Prepaid items	(72)	—
Intangibles	(22,365)	—

Total deferred tax liabilities	(23,063)	(947)

Net deferred tax asset (liability)	$(16,502)	$190

13. Income Taxes

           Acadia was formed as a limited liability company (LLC) which is taxed as a partnership for Federal income tax purposes. Some of Acadia's subsidiaries are organized as LLC's and others as corporations. The Company and its subsidiary LLCs will be taxed as flow-through entities and as such, the results of operations of the Company related to the flow-through entities are included in the income tax returns of its members.

Accordingly, taxable income of the Company is the direct obligation of the members. Management is not aware of any course of action or series of events that have occurred that might adversely affect the Company's flow-through tax status.

Some of the Company's subsidiaries are taxed as C-corporations and the respective subsidiaries are directly liable for taxes on their separate income. A tax provision has been provided for income taxes that are the responsibility of the Company or its subsidiaries in the accompanying consolidated financial statements relating to the entities that are taxed as C-corporations and for any taxing jurisdictions that do not recognize an LLC as a flow-through entity.

The Company made income tax payments of $700,000 and $30,000 for the years ended December 31, 2010 and 2009, respectively, and no payments for 2008.

	YEAR ENDED DECEMBER 31
	2010	2009	2008
Current expense	$621,541	$53,390	$20,000
Deferred benefit	(144,995)	—	—

Provision for income taxes	$476,546	$53,390	$20,000

The Company's current tax expense of $621,541 for the year ended December 31, 2010 consists of federal tax expense as well as a gross receipts tax assessed by a certain state that is accounted for as income taxes in accordance with Accounting Standards Codification 740 ("ASC 740").

The Company's effective tax rate differs from the statutory United States federal income tax rate for the years ended December 31 as follows:

	YEAR ENDED DECEMBER 31
	2010	2009	2008
Federal statutory rate	34.0%	34.0%	34.0%
State taxes, net of federal benefit	1.2	(1.0)	(1.0)
Non-Deductible items	0.1	(1.0)	—
Change in Valuation Allowance	(2.7)	—	—
Other	(26.3)	(34.0)	(34.0)

Effective tax rate	6.3%	(2.0)%	(1.0)%

The other line item shown above represents the flow-through of taxable income to the members of the Company.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Deferred tax assets and liabilities of the Company are as follows:

	DECEMBER 31
	2010	2009
Net operating losses and tax credit carry forwards—federal and state	$690,928	$1,279,918
Intangibles	43,861	27,502
Prepaid items	57,135	56,746
Bad debt allowance	5,785	10,069
Accrued compensation	73,776	75,284
Accrued expenses	376,301	397,344
Insurance reserves	314,637	420,297
Other assets	20,713	19,683
Valuation allowance	(446,973)	(1,367,430)

Total deferred tax assets	1,136,163	919,413
Fixed asset basis difference	(946,746)	(874,991)

Total deferred tax liabilities	(946,746)	(874,991)

Net deferred taxes	$189,417	$44,422

Based on the weight of available evidence, a valuation allowance was provided to offset the entire net deferred tax asset as of December 31, 2009. As of December 31, 2010, the valuation allowance against certain subsidiaries was released, which resulted in the recognition of a deferred tax asset of $144,495. All other net deferred tax assets remain fully reserved as of December 31, 2010.

The Company's net operating loss carry forwards as of December 31, 2010 and 2009 are approximately $2.1 million and $3.8 million, respectively. Of these amounts approximately $1.3 million as of December 31, 2010 and 2009 is attributed to a certain acquisition. The operating losses will expire between 2022 and 2028. Due to changes in ownership control, net operating losses acquired are limited to offset future income pursuant to Internal Revenue Code Section 382.

Acadia adopted the provisions of ASC Topic 740-10 formerly known as FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48), on January 1, 2009. The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

As a result of the implementation of this guidance, the Company recognized no cumulative effect adjustment. The Company had $1,050,220 and $116,897 of unrecognized income tax benefits as of December 31, 2010 and 2009, respectively, of which $1,005,798 was used to reduce available net operating losses.

None of the uncertain tax positions would affect the Company's effective income tax rate if recognized. The Company has unused U.S. federal and state NOLs for years 2002 through 2007. As such, these years remain subject to examination by the relevant tax authorities.

Fair Value Of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

13. Fair Value Measurements

             The carrying amounts reported for cash and cash equivalents, accounts receivable, other current assets, accounts payable and other current liabilities approximate fair value because of the short-term maturity of these instruments.

The following table summarizes the financial instruments as of September 30, 2011 and December 31, 2010, which are recorded at fair value (in thousands):

	LEVEL 1	LEVEL 2	LEVEL 3	BALANCE AT SEPTEMBER 30, 2011
Cash and cash equivalents	$1,254	$—	$—	$1,254

	LEVEL 1	LEVEL 2	LEVEL 3	BALANCE AT DECEMBER 31, 2010
Cash and cash equivalents	$8,614	$—	$—	$8,614

14. Fair Value of Financial Instruments

              Effective January 1, 2008, the Company SFAS No. 157, which has been codified into ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. The implementation of this guidance did not change the method of calculating the fair value of assets or liabilities. The primary impact from adoption was additional disclosures. The portion of this guidance that defers the effective date for one year for certain non-financial assets and non-financial liabilities measured at fair value, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis, was implemented January 1, 2009, and did not have an impact on the consolidated financial position, cash flows or results of operations.

In October 2008, the FASB issued FSP 157-3 Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active, which has also been codified into ASC 820. This guidance provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is inactive. This guidance was effective upon issuance. The Company does not currently have any investments requiring fair market valuations in inactive markets; therefore, the adoption of this guidance did not have an impact on the consolidated financial position, cash flows or results of operations.

The fair value hierarchy categorizes assets and liabilities at fair value into one of three different levels depending on the observability of the inputs employed in the measurement, as follows:

■	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

■

Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

■	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table summarizes the financial instruments as of December 31, 2010 and 2009, which are valued at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	BALANCE AS OF DECEMBER 31, 2010
Cash and cash equivalents	$8,614,480	$—	$—	$8,614,480

	LEVEL 1	LEVEL 2	LEVEL 3	BALANCE AS OF DECEMBER 31, 2009
Cash and cash equivalents	$4,489,292	$—	$—	$4,489,292

Other Information	12 Months Ended
Dec. 31, 2010
Other Information [Abstract]
Other Information

15. Other Information

           A summary of activity in the Company's allowance for doubtful accounts is as follows:

	BALANCES AT BEGINNING OF PERIOD	ADDITIONS CHARGED TO COSTS AND EXPENSES	ACCOUNTS WRITTEN OFF, NET OF RECOVERIES	BALANCES AT END OF PERIOD
Allowance for doubtful accounts:
Year ended December 31, 2008	$1,239,232	1,803,930	1,934,076	$1,109,086
Year ended December 31, 2009	$1,109,086	2,424,283	2,159,782	$1,373,587
Year ended December 31, 2010	$1,373,587	2,238,452	2,468,495	$1,143,544

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

2. Recent Developments

On November 1, 2011, the Company completed its merger with PHC, Inc. d/b/a Pioneer Behavioral Health ("PHC"), a publicly-held behavioral health services company based in Massachusetts. In connection with the PHC merger, the Company issued $150.0 million of 12.875% Senior Notes due 2018 and used the proceeds of such debt issuance primarily to pay a cash dividend of $74.4 million to existing Acadia stockholders, repay PHC indebtedness of $26.4 million, fund the $5.0 million cash portion of the merger consideration issued to the holders of PHC's Class B Common Stock, pay a $20.6 million fee to terminate the professional services agreement between Acadia and Waud Capital Partners and pay transaction-related expenses. The Senior Notes were issued at a discount of $2.5 million. Additionally, pursuant to the merger agreement, the Company issued 4,891,667 shares of common stock of Acadia Healthcare Company, Inc. to the holders of PHC's Class A Common Stock and Class B Common Stock based on a one-to-four conversion rate and 19,566,668 PHC shares outstanding immediately prior to the merger.

The 12.875% Senior Notes due 2018 issued by the Company are guaranteed by each of the Company's subsidiaries, all of which are wholly owned subsidiaries. The guarantees are full and unconditional and joint and several and Acadia Healthcare Company, Inc., as the parent issuer of the 12.875% Senior Notes due 2018, has no independent assets or operations.

16. Subsequent Events

On May 13, 2011, the Company was converted to a C-corporation registered as Acadia Healthcare Company, Inc. As a result of the conversion to a C-corporation, all of the Company's 100 outstanding membership units were converted to 100 shares of common stock of Acadia Healthcare Company, Inc.

On May 20, 2011, the new C-corporation underwent a stock split by means of a stock dividend of 100,000 shares of common stock for each share of common stock outstanding on May 20, 2011 such that 10,000,000 shares of common stock were issued and outstanding on such date. On November 1, 2011, an additional 1.7633-for-one stock split was completed resulting in 17,633,116 shares of common stock issued and outstanding at that date. The accompanying consolidated statements of operations disclose earnings per share for the years ended December 31, 2010, 2009 and 2008 giving effect to the stock splits.

On November 1, 2011, the Company completed its merger with PHC, Inc. d/b/a Pioneer Behavioral Health ("PHC"), a publicly-held behavioral health services company based in Massachusetts. In connection with the PHC merger, the Company issued $150.0 million of 12.875% Senior Notes due 2018 and used the proceeds of such debt issuance primarily to pay a cash dividend of $74.4 million to existing Acadia stockholders, repay PHC indebtedness of $26.4 million, fund the $5.0 million cash portion of the merger consideration issued to the holders of PHC's Class B Common Stock, pay a $20.6 million fee to terminate the professional services agreement between Acadia and Waud Capital Partners and pay transaction-related expenses. The Senior Notes were issued at a discount of $2.5 million. Additionally, pursuant to the merger agreement, the Company issued 4,891,667 shares of common stock of Acadia Healthcare Company, Inc. to the holders of PHC's Class A Common Stock and Class B Common Stock based on a one-to-four conversion rate and 19,566,668 PHC shares outstanding immediately prior to the merger.

The 12.875% Senior Notes due 2018 issued by the Company are guaranteed by each of the Company's subsidiaries, all of which are wholly owned subsidiaries. The guarantees are full and unconditional and joint and several and Acadia Healthcare Company, Inc., as the parent issuer of the 12.875% Senior Notes due 2018, has no independent assets or operations.

Basis Of Presentation	9 Months Ended
Sep. 30, 2011
Basis Of Presentation [Abstract]
Basis Of Presentation

3. Basis of Presentation

The business of the Company is conducted through limited liability companies and C-corporations, each of which is a wholly owned subsidiary of the Company. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts have been eliminated in consolidation.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for audited financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation of our financial position and results of operations have been included. The Company's fiscal year ends on December 31 and interim results are not necessarily indicative of results for a full year or any other interim period. The condensed consolidated balance sheet at December 31, 2010 has been derived from the audited financial statements as of that date. The information contained in these condensed consolidated financial statements should be read in conjunction with the Company's consolidated financial statements and notes thereto for the fiscal year ended December 31, 2010 included in the Company's Registration Statement on Form S-4 filed with the Securities and Exchange Commission on September 21, 2011. Certain reclassifications have been made to the prior year's consolidated financial statements to conform with the current year presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Equity Arrangements	9 Months Ended
Sep. 30, 2011
Equity Arrangements [Abstract]
Equity Arrangements

9. Equity Arrangements

           The Company was formed as a wholly-owned subsidiary of Holdings and was structured as a single-member limited liability corporation until its conversion to a C-corporation (Acadia Healthcare Company, Inc.) on May 13, 2011. On May 20, 2011, Acadia Healthcare Company, Inc. underwent a stock split by means of a stock dividend of 100,000 shares of common stock for each share of common stock outstanding such that 10,000,000 shares of common stock were issued and outstanding. On November 1, 2011, the Company completed a 1.7633-for-one stock split which resulted in 17,633,116 shares of common stock issued and outstanding on such date.

On April 1, 2011, Holdings amended its limited liability company agreement and its Class A Preferred Units, Class A Common Units, Class B Common Units, and Class B Preferred Units were exchanged for equivalent fair values of Class A Units and Class B Units as of such date. Additionally, on April 1, 2011, Holdings issued Class A Units and Class B Units to investors consisting of Waud Capital Partners or its affiliates and certain members of Acadia management for cash proceeds of $52.5 million.

On November 1, 2011, Holdings was dissolved and the 17,633,116 shares of common stock of Acadia Healthcare Company, Inc. were distributed to the members of Holdings, consisting of Waud Capital Partners or its affiliates and certain members of Acadia management, in accordance with their respective ownership interests. Additionally, on November 1, 2011, 4,891,667 shares of common stock of Acadia Healthcare Company, Inc. were issued to the PHC stockholders as part of the merger consideration.

Equity-Based Compensation	9 Months Ended
Sep. 30, 2011
Equity-Based Compensation [Abstract]
Equity-Based Compensation

10. Equity-Based Compensation

        On January 4, 2010, certain members of senior management purchased 3,650 Class A Preferred Units and 3,650 Class A Common Units. The Company loaned the members of management the funds necessary to purchase these units pursuant to a three year recourse secured note bearing interest at 8% annually. Since these units contained certain repurchase provisions, they were accounted for as liability awards. The Company also issued 1,000 Class B Preferred Units and 19,000 Class B Common Units to senior management which only vest upon the occurrence of a certain qualified change in control. Accordingly, at December 31, 2010 none of the Class B Preferred Units and none of the Class B Common Units held by management were vested. The fair value of management's Class A Preferred Units and Class A Common Units at December 31, 2010 was approximately $0.6 million. The fair value of management's Class B Preferred Units and Class B Common Units at December 31, 2010 was approximately $5.9 million. There were no cancellations and no forfeitures on: (1) the Class A Preferred Units; (2) the Class A Common Units; (3) the Class B Preferred Units; and (4) the Class B Common Units. On April 1, 2011, in connection with the acquisition of YFCS, the vesting of the Class B Preferred Units and Class B Common Units was accelerated. The Class A Preferred Units, Class A Common Units, Class B Preferred Units, and Class B Common Units were exchanged for 5,650 new Class A units, 5,650 new Class B units, and $0.9 million in cash. As a result of the modification of the awards to accelerate the vesting, the Company recognized approximately $6.1 million of equity-based compensation expense on April 1, 2011. The fair value of the units and the recognized compensation expense were determined based on approximately $36.0 million of contemporaneous cash investments from Waud Capital Partners or its affiliates and approximately $16.5 million of contemporaneous cash investments from new members of Acadia's management on April 1, 2011.

On April 1, 2011, Holdings issued Class C Units and Class D Units (the "Management Incentive Units") to certain members of management. Under the terms of the limited liability company agreement, the Management Incentive Units do not have value until certain performance targets are met. The Class C Units vest evenly over a five-year period on each of the first five anniversaries from the date of issuance and the Class D Units were immediately vested at the date of issuance. The Management Incentive Units contain certain repurchase provisions requiring such to be accounted for as liability awards. The estimated fair value of the Management Incentive Units of $13.7 million as of September 30, 2011 was based on various factors, including the value implied by the anticipated PHC merger and analyses of relevant EBITDA multiples as supported by guideline companies, and resulted in $13.7 million of equity-based compensation expense relating to the Management Incentive Units as of September 30, 2011. Such equity-based compensation expense will be adjusted in the fourth quarter of 2011 based on the fair value of common stock distributed to the unitholders in exchange for the Management Incentive Units upon closing of the PHC merger.

Earnings Per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share

11. Earnings Per Share

         Basic and diluted earnings per share are calculated in accordance with Accounting Standards Codification ("ASC") Topic 260, Earnings Per Share, using 17,633,116 shares of common stock as the weighted-average shares outstanding. All shares and per share amounts have been adjusted to reflect the stock splits completed on May 20, 2011 and November 1, 2011.

Recently Issued Accounting Standards	9 Months Ended
Sep. 30, 2011
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards

15. Recently Issued Accounting Standards

      In August 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2010-24, "Health Care Entities (Topic 954): Presentation of Insurance Claims and Recoveries," which provides clarification to companies in the healthcare industry on the accounting for professional liability insurance. ASU 2010-24 states that insurance liabilities should not be presented net of insurance recoveries and that an insurance receivable should be recognized on the same basis as the liabilities, subject to the need for a valuation allowance for uncollectible accounts. ASU 2010-24 is effective for fiscal years beginning after December 15, 2010 and was adopted by the Company on January 1, 2011. The adoption of this standard increased other current assets by $1.0 million, other assets by $1.8 million, other current liabilities by $1.0 million and other long-term liabilities by $1.8 million in the condensed consolidated balance sheet as of September 30, 2011 as compared to December 31, 2010.

In December 2010, the FASB issued ASU 2010-28, "Intangible — Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts." This update requires an entity to perform all steps in the test for a reporting unit whose carrying value is zero or negative if it is more likely than not (more than 50%) that a goodwill impairment exists based on qualitative factors, resulting in the elimination of an entity's ability to assert that such a reporting unit's goodwill is not impaired and additional testing is not necessary despite the existence of qualitative factors that indicate otherwise. These changes became effective for the Company beginning January 1, 2011. The adoption of ASU 2010-28 did not have a material impact on the Company's consolidated financial statements.

In December 2010, the FASB issued ASU 2010-29, "Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations." This update changes the disclosure of pro forma information for business combinations. These changes clarify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. Also, the existing supplemental pro forma disclosure requirements were expanded to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. These changes became effective for the Company beginning January 1, 2011 and have been reflected in the notes to the consolidated financial statements.

In July 2011, the FASB issued ASU 2011-7, "Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities." In accordance with ASU 2011-7, the Company will be required to present its provision for doubtful accounts as a deduction from revenue, similar to contractual discounts. Accordingly, the Company's revenue will be required to be reported net of both contractual discounts and its provision for doubtful accounts. Additionally, ASU 2011-7 will require the Company to make certain additional disclosures designed to help users understand how contractual discounts and bad debts affect recorded revenue in both interim and annual financial statements. ASU 2011-7 is required to be applied retrospectively and is effective for public companies for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Early adoption is permitted. The adoption of ASU 2011-7 is not expected to impact the Company's financial position, results of operations or cash flows although it will impact the presentation of the statement of operations and require additional disclosures.

In September 2011, the FASB issued ASU 2011-08, "Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment." ASU 2011-08 is intended to simplify how entities test goodwill for impairment. The update permits the Company to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of ASU 2011-08 is not expected to have a material impact on the Company's consolidated financial statements.